Litigation matters	12 Months Ended
Dec. 31, 2012
Litigation matters
15.	Litigation matters

In the normal course of business, Artisan may be subject to various legal proceedings from time to time. In August 2012, a lawsuit challenging the investment advisory fees APLP charged to certain Artisan Funds managed by it was resolved and dismissed with prejudice without a material adverse effect on Artisan’s financial position or results of operations (Reso v. Artisan Partners Limited Partnership, (E.D. Wis. Case No. 2:11-cv-873-JPS)). Artisan maintains an insurance policy providing coverage for certain claims first made while the policy is in force. That policy provides coverage for Costs of Defense, as defined in the policy, incurred by Artisan in excess of a retention of $1,000, which retention amount was reached during 2011. Costs of Defense are paid by Artisan and recorded as expenses as incurred on the Statement of Operations as General and administrative expense. As reimbursement for Costs of Defense exceeded the retention amount, Artisan recorded a receivable on the Statement of Financial Condition in Accounts receivable to reflect the offsetting recovery. All reimbursements were collected as of December 31, 2012.